SEGMENT INFORMATION (Schedule of Revenue by Geographical Area Based on Location of Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 99,140	$ 99,611	$ 100,195
Inter-segment revenue
Total revenue	99,140	99,611	100,195
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	66,092	63,889	60,431
Inter-segment revenue	42,147	39,322	38,996
Total revenue	108,239	103,211	99,427
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	33,048	35,718	38,521
Inter-segment revenue	3,587	5,349	6,750
Total revenue	36,635	41,067	45,271
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		4	1,243
Inter-segment revenue		348	10,484
Total revenue		352	11,727
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers
Inter-segment revenue	(45,734)	(45,019)	(56,230)
Total revenue	$ (45,734)	$ (45,019)	$ (56,230)